Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of (Loss) income before income tax expense (benefit)
(Loss) income before income tax expense (benefit) consists of the following (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended, December 31, 2020
(Loss) income before income tax expense (benefit)
U.S. (loss) income	$(27)	$(14)	$(28)	$(88)
Non-U.S. (loss) income	(14)	(9)	(2)	(6)

Total	$(41)	$(23)	$(30)	$(94)

Schedule of Provision For Income Tax
The provision for income tax consists of the following (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended, December 31, 2020
Income tax expense (benefit):
Current:
Federal	$(10)	$17	$1	$—
State	5	3	—	—
Foreign	10	6	(5)	9

Total current tax expense (benefit)	$5	$26	$(4)	$9

Deferred tax expense (benefit):
Federal	$18	$—	$—	$(1)
State	6	—	—	1
Foreign	2	(1)	(1)	—

Total deferred tax (benefit) expense	$26	$(1)	$(1)	$—

Total income tax expense (benefit)	$31	$25	$(5)	$9

Schedule of Reconciliation of The Effective Tax Rate
The reconciliation of the effective tax rate for all periods presented is as follows (in millions):

	Successor				Predecessor
	Year Ended December 31,		Six Months Ended December 31,		Six Months Ended June 30,		Year Ended December 31,
	2022		2021		2021		2020
	Amount	%	Amount	%	Amount	%	Amount	%
(Loss) income before income tax expense (benefit)	$(41)		$(23)		$(30)		$(94)

Provision for income taxes at the statutory rate	$(9)	21%	$(5)	21%	$—	—%	$—	—
State income taxes, net of federal benefit	3	(7)%	3	(12)%	—	—%	1	—
Jurisdictional rate differences	8	(20)%	(11)	49%	1	(3)%	9	(11)%
Changes in valuation allowances	39	(95)%	23	(100)%	(2)	6%	—	—
Benefit of income not allocated to the Company	6	(14)%	1	(4)%	—	—	—	—
Income in separate U.S. tax consolidations	15	(37)%	16	(68)%	—	—	—	—
Non-deductible expenses	4	(9)%	8	(35)%	(2)	6%	—	—
Tax credits	(7)	17%	(4)	19%	—	—	—	—
Change in uncertain tax positions	(28)	68%	(5)	24%	—	—	—	—
Other	—	—%	(1)	(3)%	(2)	7%	(1)	1%

Income tax expense (benefit)	$31	(76)%	$25	(109)%	$(5)	16%	$9	(10)%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities are as follows (in millions):

	Successor
	December 31, 2022	December 31, 2021
Deferred tax assets:
Employee benefit plans	$3	$2
Interest expense carryforward	55	13
Other credits	39	39
Tax receivable agreement	72	64
Other accrued expenses	—	10
Seller Earnouts	11	35
Fixed assets	—	2
Intangible assets	—	—
Net operating losses	213	313
Other	5	4

Total	398	482
Valuation allowance on deferred tax assets	(127)	(226)

Total	$271	$256

Deferred tax liabilities:
Intangible assets	$(32)	$(33)
Investment in partnership	(254)	(246)
Interest rate swap	(30)	—
Other	(9)	(10)

Total	$(325)	$(289)

Net deferred tax (liability) asset	$(54)	$(33)

Schedule of Amount of Uncertain Tax Positions
The following is a reconciliation of the Company’s beginning and ending amount of uncertain tax positions (in millions):

Balance at January 1, 2021 (Predecessor)	$34
Additions for tax positions of prior years	1

Balance at June 30, 2021 (Predecessor)	$35

Balance at July 1, 2021 (Successor)	35
Lapse of statute of limitations	(5)

Balance at December 31, 2021 (Successor)	$30

Lapse of statute of limitations	(22)

Balance at December 31, 2022 (Successor)	$8